Long-lived Assets (Property And Equipment, net) by Geographic Area (Detail) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 188,398	$ 167,417	$ 139,434
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	177,335	155,334	127,733
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	10,369	11,118	11,028
Others
Revenues from External Customers and Long-Lived Assets [Line Items]
Property and equipment, net	$ 694	$ 965	$ 673